Income tax expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Profit/(loss) Before Income Taxes	¥ (395,803,000)	¥ (30,344,000)	¥ (128,072,000)
Income Taxes [member]
Statement [Line Items]
Profit/(loss) Before Income Taxes	(395,803,000)	(30,344)	(128,072,000)
Computed Expected Income Tax Expense	(98,951,000)	(7,586,000)	(32,018,000)
Tax Effect Of Non-deductible Expenses	109,650,000	7,573,000	33,058,000
Tax Effect Of Tax-exempt Entities	(2,580,000)	(1,503,000)	604,000
Tax Effect Of Non-taxable Income	(8,119,000)	1,516,000	(1,644,000)
Income Tax Expense	¥ 0	¥ 0	¥ 0